CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Net revenues	$ 1,440,428	$ 376,665
Cost of revenues
Materials	472,440	24,605
Direct labor	1,742,796	570,432
Direct job costs	2,391,796	822,509
Overhead	252,567	348,723
Total cost of revenues	4,859,599	1,766,269
Gross deficit	(3,419,171)	(1,389,604)
Operating expenses
Research and development	4,546,057	2,463,307
Sales and marketing	708,144	1,647,552
General and administrative	5,324,417	3,884,677
Total operating expenses	10,578,618	7,995,536
Loss from operations	(13,997,789)	(9,385,140)
Other income (expense)
Interest income	43,976	1,165
Interest expense	(175,288)	0
Total other income (expense)	(131,312)	1,165
Provision for income taxes	0	0
Net loss and comprehensive loss	(14,129,101)	(9,383,975)
Net loss available to common stockholders	$ (17,317,546)	$ (12,240,023)
Basic net income (loss) per share	$ (1.64)	$ (1.23)
Diluted net income (loss) per share	$ (1.64)	$ (1.23)
Weighted average shares outstanding basic	10,590,335	9,973,846
Weighted average shares outstanding diluted	10,590,335	9,973,846
Tailwind Acquisition Corp [Member]
Operating expenses
Formation and operational costs	$ 1,958,641	$ 5,572,066
Loss from operations	(1,958,641)	(5,572,066)
Other income (expense)
Interest income	1,573,401	120,063
Transaction costs associated with the Initial Public Offering	0	0
Change in fair value of warrant liabilities	11,884,853	23,241,491
Total other income (expense)	13,458,254	23,361,554
Income before provision for income taxes	11,499,613	17,789,488
Provision for income taxes	(358,204)	0
Net loss and comprehensive loss	11,141,409	17,789,488
Class A Common stock [Member] | Tailwind Acquisition Corp [Member]
Other income (expense)
Net loss available to common stockholders	$ 8,270,969	$ 14,231,590
Basic net income (loss) per share	$ 0.34	$ 0.43
Diluted net income (loss) per share	$ 0.34	$ 0.43
Weighted average shares outstanding basic	24,043,507	33,421,570
Weighted average shares outstanding diluted	24,043,507	33,421,570
Class B Common Stock [Member] | Tailwind Acquisition Corp [Member]
Other income (expense)
Net loss available to common stockholders	$ 2,870,440	$ 3,557,898
Basic net income (loss) per share	$ 0.34	$ 0.43
Diluted net income (loss) per share	$ 0.34	$ 0.43
Weighted average shares outstanding basic	8,355,393	8,355,393
Weighted average shares outstanding diluted	8,355,393	8,355,393